Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Trade receivables	$ 49,833	$ 41,484
Other current receivables	123,492	120,450
Sales taxes	26,642	16,868
Allowance for expected credit losses	(4,062)	(910)
Prepayments and accrued income	14,041	12,005
Current trade and other receivables	209,946	189,897
Non-current
Other receivables	58,081	12,388
Non-current other receivables	$ 58,081	$ 12,388